Revenue Contract Liability (Tables)	12 Months Ended
Dec. 31, 2023
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Summary of Significant Changes in Deferred Revenue Liability Balances

Significant changes in our Deferred Revenue liability balances during the year ended December 31, 2023 and 2022 were as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Beginning Balance	$3,200,664	$1,995,090
Revenue Recognized	(3,200,664)	(1,995,090)
Amounts Collected or invoiced	9,895,583	3,200,664
Ending Balance	$9,895,583	$3,200,664